Cost of Revenues - Schedule of cost of revenues (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost of Revenue [Abstract]
Revenue sharing fees		¥ 12,997	¥ 16,969	¥ 27,673
Content and operational costs		420,721	484,857	513,449
Bandwidth costs		30,427	46,679	56,275
Total	[1]	¥ 464,145	¥ 548,505	¥ 597,397

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 21):